COMMON STOCK AND ISSUANCE	3 Months Ended
Jan. 31, 2016
Notes to Financial Statements
Note 5 - COMMON STOCK AND ISSUANCE

The Company has authorized 75,000,000 common shares at $0.001 par value, of which 5,000,000 shares are issued and outstanding as of January 31, 2016.

4,000,000 shares were issued to our sole director for $4,000 on October 17, 2014.

The Company's Registration Statement on Form S-1 with the U.S. Securities and Exchange Commission to register 2,000,000 shares of common stock was declared effective on February 25, 2015. During March 2015 the company sold a total of 1,000,000 shares of common stock to 30 independent shareholders, pursuant to the Registration Statement, at a price of $.04 per share for total proceeds of $40,000. The offering has been closed.